NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Mineral Property Costs (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Mineral Property Costs

h)Mineral Property Costs

Mineral property exploration and evaluation costs are expensed as incurred. Exploration costs are expensed as incurred until proven and probable reserves are established. Subsequent development costs are capitalized. Costs for acquired mineral properties and mineral rights are initially capitalized when incurred, then assessed quarterly for impairment under ASC 360, Property, Plant and Equipment. The Company has not established proven or probable reserves for any of its mineral projects.

On August 24, 2014, Minerales Vane S.A. de C.V., entered into an agreement with respect of both gold and silver and base metal exploration. Under the terms of the agreement Minerales Vane S.A. de C.V. has the right to operate gold and silver mining activities at concessions. Costs associated with the exploration of this property have been expensed at December 31, 2016.  No mineral exploration costs were incurred during the period ended November 30, 2017.